Related party transactions (Frontline, Sapura and Other Transactions) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Frontline Affiliated Entity USD ($)	Dec. 31, 2013 Frontline Affiliated Entity USD ($)	Dec. 31, 2012 Frontline Affiliated Entity USD ($)	Dec. 31, 2014 Sapura Equity Method Investee USD ($)	Dec. 31, 2013 Sapura Equity Method Investee USD ($)	Dec. 31, 2012 Sapura Equity Method Investee USD ($)	May 31, 2014 Sapura Equity Method Investee USD ($)	May 31, 2014 Sapura Equity Method Investee EUR (€)	Dec. 31, 2014 Seabras Sapura Participacoes	Dec. 31, 2013 Seabras Sapura Participacoes	Dec. 31, 2012 Seabras Sapura Participacoes
Related Party Transaction [Line Items]
Related party expense	$ 25,800,000			$ 4,000,000	$ 2,000,000	$ 2,000,000
Ownership interest, percentage												50.00%	50.00%	50.00%
Notes receivable										11,000,000	4,000,000
Basis spread on variable rate										3.40%	3.40%
Interest income, related party							0	0	0
Revenues related party	$ 97,000,000	$ 2,000,000	$ 15,000,000